IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Impairment Losses (Reversals) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		$ (269)	$ (1,423)
Impairment reversals (note 10)		(269)	(1,423)
Tanzanian Mines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		304
Impairment reversals (note 10)		304
Individual assets | Tanzanian Mines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		(304)	0
Impairment reversals (note 10)		(304)	0
Individual assets | Cortez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		10	57
Impairment reversals (note 10)		10	57
Individual assets | Pueblo Viejo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		5	(865)
Impairment reversals (note 10)		5	(865)
Individual assets | Lumwana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges	$ (947)	0	(947)
Impairment reversals (note 10)	$ (947)	0	(947)
Individual assets | Pascua-Lama
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		0	296
Impairment reversals (note 10)		0	296
Individual assets | Lagunas Norte [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		0	12
Impairment reversals (note 10)		0	12
Individual assets | Golden Sunlight [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		0	9
Impairment reversals (note 10)		0	9
Individual assets | Veladero [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		0	3
Impairment reversals (note 10)		0	3
Individual assets | Other
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		8	12
Impairment reversals (note 10)		8	12
Intangible assets and goodwill
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		12	0
Impairment reversals (note 10)		12	0
Impairment (reversals) of long lived assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		(269)	(1,423)
Impairment reversals (note 10)		$ (269)	$ (1,423)